INCOME TAX (Details 1)	12 Months Ended
Dec. 31, 2021 CAD ($)
INCOME TAX (Details 1)
2026	$ 313,100
2027	515,300
2028	367,400
2029	1,157,900
2030	307,400
2031	301,400
2032	233,000
2033 To 2040	4,450,000
Total	$ 7,645,500